CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Cash and due from banks	¥ 1,216,627	¥ 1,884,531
Interest-bearing deposits in other banks	6,146,850	8,239,661
Call loans and funds sold	249,032	382,279
Receivables under resale agreements	7,122,371	7,467,557
Receivables under securities borrowing transactions	6,406,410	6,541,512
Trading account assets	30,945,553	28,105,899
Investments:
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥2,713,538 million in 2011 and ¥4,282,265 million in 2012)	41,258,976	38,548,941
Held-to-maturity securities	1,801,615	1,202,123
Other investments	982,889	952,576
Loans (Notes 5, 6, 9 and 29)	65,989,062	64,689,814
Allowance for loan losses	(682,692)	(734,530)
Loans, net of allowance	65,306,370	63,955,284
Premises and equipment-net (Note 7)	1,104,869	1,114,204
Due from customers on acceptances	77,326	73,909
Accrued income	246,164	237,791
Goodwill (Note 8)	5,635	7,610
Intangible assets (Notes 3 and 8)	70,300	75,767
Deferred tax assets (Note 20)	836,731	854,477
Other	2,583,915	2,341,549
Total	166,361,633.0	161,985,670.0
Domestic:
Noninterest-bearing deposits	11,357,317	12,231,712
Interest-bearing deposits	68,669,820	67,631,781
Foreign:
Noninterest-bearing deposits	611,532	580,956
Interest-bearing deposits	10,595,711	8,771,178
Debentures (Note 11)		740,933
Due to trust accounts (Note 12)	559,734	629,396
Call money and funds purchased	5,668,929	5,095,412
Payables under repurchase agreements	12,173,398	11,498,128
Payables under securities lending transactions	7,840,571	5,607,534
Commercial paper	212,732	202,256
Other short-term borrowings	13,737,238	14,948,691
Trading account liabilities	16,977,390	16,696,406
Bank acceptances outstanding	77,326	73,909
Income taxes payable (Note 20)	33,587	15,992
Deferred tax liabilities (Note 20)	15,853	12,860
Accrued expenses	176,891	180,785
Long-term debt	8,461,818	8,953,496
Other	4,544,762	4,078,889
Total	161,714,609	157,950,314
Commitments and contingencies (Note 24)
MHFG shareholders' equity:
Preferred stock (Note 15)	410,368	453,576
Common stock (Note 16)-no par value, authorized 24,115,759,000 shares in 2011, and 48,000,000,000 shares in 2012, and issued 21,782,185,320 shares in 2011, and 24,048,165,727 shares in 2012	5,427,992	5,164,160
Accumulated deficit	(1,606,108)	(2,046,024)
Accumulated other comprehensive income, net of tax	245,588	104,972
Less: Treasury stock, at cost-Common stock 5,656,647 shares in 2011, and 37,046,418 shares in 2012	(7,074)	(3,197)
Total MHFG shareholders' equity	4,470,766	3,673,487
Noncontrolling interests (Note 25)	176,258	361,869
Total equity	4,647,024	4,035,356
Total	166,361,633	161,985,670
consolidated VIEs
Assets:
Cash and due from banks	13,432	3,731
Interest-bearing deposits in other banks	24,238	41,603
Trading account assets	867,796	738,888
Investments:
Investments	195,631	271,559
Loans, net of allowance	2,444,931	2,411,836
Other	191,098	82,797
Total	3,737,126.0	3,550,414.0
Foreign:
Commercial paper	212,732	172,256
Other short-term borrowings	1,213	1,285
Trading account liabilities	3,563	11,573
Long-term debt	180,441	247,233
Other	879,638	833,094
Total	¥ 1,277,587	¥ 1,265,441